REVERSE RECAPITALIZATION	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization
REVERSE RECAPITALIZATION

NOTE 3 – REVERSE RECAPITALIZATION

As mentioned above in Note 1, the Business Combination was closed on July 8, 2024, and has been accounted for a reverse recapitalization because Legacy Stardust Power has been determined to be the accounting acquirer pursuant to ASC 805, “Accounting for Business Combinations”, based on the evaluation of the following facts and circumstances:

●	Stardust Power shareholders who controlled Legacy Stardust Power prior to the Business Combination, retained the majority voting interest in the Combined Company immediately after the Business Combination;
●	Legacy Stardust Power has the ability to elect a majority of the members of the Combined Company’s governing body;
●	Legacy Stardust Power’s senior management makes up the senior management of the Combined Company;
●	The Combined Company assumed Stardust Power’s name.

Therefore, as there was no change in control, the Business Combination was accounted for as a common control transaction with respect to Legacy Stardust Power along with a reverse recapitalization of the Company. Under the Business Combination, while GPAC II was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Legacy Stardust Power issuing stock for the net assets of GPAC II, accompanied by a recapitalization. The net assets of GPAC II have been stated at historical cost, with no goodwill or other intangible assets recorded.

Immediately following the Business Combination, there were 4,773,665 shares of Common Stock outstanding with a par value of $0.0001 per share. The above includes 100,000 Sponsor Earnout Shares which were also issued at closing. While the Earnout Shares are legally issued and restricted, they are not considered outstanding for accounting purposes until resolution of the earnout contingency. Additionally, there were 5,566,667 Private Placement Warrants (defined below) and 4,999,929 of the Company’s detachable redeemable warrants and distributable redeemable warrants (the “Public Warrants”) outstanding representing a right to purchase 1,056,659 Newco Stock.

Immediately prior to the closing of the Business Combination, the total number of Legacy Stardust Power ordinary shares issued and outstanding was 901,730. Further, as consideration for certain Class A ordinary shareholders entering into NRAs agreeing not to redeem or to reverse any redemption demands previously submitted, the Company issued 12,777 Class A ordinary shares of Stardust Power. The shares are fully vested, nonforfeitable equity instruments.

Pursuant to the Business Combination Agreement, the former owners of Legacy Stardust Power were granted and will have the ability to earn, in the aggregate, an additional 500,000 shares of Common Stock (“Merger Earnout Shares”) if the daily volume weighted average price of the Common Stock is greater than or equal to $120.00 for any 20 trading days within a 30 trading day period (or a change of control of the Company occurs), during the period commencing on the Closing Date and ending on the eighth anniversary of the Closing Date. There are no service conditions or any requirement for the participants to provide goods or services in order to vest in the Merger Earnout Shares. Accordingly, we determined that the Merger Earnout Shares are not within the scope of ASC 718. Further, since the Merger Earnout Shares represent a freestanding equity-linked financial instrument, we evaluated the requirements of ASC 480 and concluded that the Merger Earnout Shares should not be classified as a liability and instead is a financial instrument within the scope of ASC 815.

The Merger Earnout Share arrangement contains two exercise contingencies – the daily volume weighted average stock price and a change of control neither of which is based on an observable market or an observable index other than one based on the Company’s stock. Further, with respect to settlement provisions, we noted that no provisions impact the fixed number of shares to be issued upon settlement, except for adjustments for standard anti-dilutive provisions. Furthermore, the equity classification conditions in ASC 815-40-25 are also met. Therefore, in accordance with ASC 815-40, the Earnout Shares are indexed to the Common Stock and are accordingly classified as equity. As the merger is accounted for as a reverse recapitalization, the fair value of the Earnout Share arrangement as of the merger date, amounting to $25,071,500 has been accounted for as an equity transaction (as a deemed dividend) as of the closing date of the merger.

The Earnout Shares were valued using the following assumptions under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option at the earliest possible date:

Market price of public stock	$97.4
Expected term (years)	8 years
Volatility	60.00%
Risk-free interest rate	4.25%
Dividend rate	0.00%

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The number of shares of Common Stock issued and outstanding immediately following the consummation of the Business Combination were:

Stardust Power rollover equity (1)(2)	4,239,392
GPAC II public shareholders (3)(4)	13,742
Sponsor (5)(6)	400,000
PIPE (7)	107,754
Non-redemption shares (8)	12,777
Total Shares issued and Outstanding	4,773,665

(1)	Includes eight shareholders, whose shares are not subject to lock-up or transfer restrictions.
(2)	Includes (i) 89,413 shares of Combined Company Common Stock issued in exchange for shares of Legacy Stardust Power Common Stock with the conversion of the SAFE notes and convertible equity agreements and (ii) 4,149,977 shares of Combined Company Common Stock issued in accordance with the Business Combination Agreement underlying the Exchanged Company Restricted Common Stock.
(3)	Excludes 4,999,929 Public Warrants that converted automatically into 10 warrants exercisable for one share of Common Stock.
(4)	Reflects the reclassification of $1,564,086 of cash held in trust account, after reversal of redemptions of 288 shares at $113.8 per share, post June 30, 2024, resulting in a net increase of $1,564,086, net of redemptions, in cash.
(5)	Excludes 5,566,667 Private Placements Warrants that converted automatically into 10 warrants exercisable for one share of Common Stock.
(6)	Includes 100,000 Sponsor Earnout Shares (as defined in the Business Combination Agreement). While the Earnout Shares are legally issued, they are subject to forfeiture based on vesting conditions not being met. (See Note 17).
(7)	Reflects the receipt of $10,075,002 of PIPE proceeds resulting in issuance of 107,754 shares with the corresponding impact of $108 in Combined Company Common Stock and the balance impact being booked to additional paid-in capital.
(8)	Includes 12,777 shares of Combined Company Common Stock issued to GPAC II shareholders entering into NRAs.

Upon the closing of the Business Combination and the PIPE financing, the Company received net cash proceeds of $9,154,761. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders’ deficit for the year ended December 31, 2024:

Recapitalization
Cash proceeds from GPAC II, net of redemptions	1,564,086
Cash proceeds from PIPE financing	$10,075,002
Less: Cash payment of assumed liabilities of GPAC II	(921,493)
Less: Settlement of sponsor promissory notes	$(1,562,834)
Net cash proceeds upon closing of the Business Combination and PIPE financing	9,154,761
Less: Non-cash net liabilities assumed from GPAC II	(14,638,215)
Net charge to additional paid-in-capital as a result of the Business Combination reported in stockholder’s (deficit)	(5,483,454)

Legacy Stardust Power incurred $7,501,223 as transaction costs related to the Business Combination. Refer Note 2 Deferred Transaction Costs for details.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Sponsor Earnout Shares

As part of the closing of the Business Combination, the Company issued 100,000 shares to Sponsor. These shares are subject to vesting (or forfeiture) based on achieving certain trading price thresholds following the closing (“Sponsor Earnout Shares”). Fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $120.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $140.00 per share for a period of 20 trading days in a 30 trading day period. There are no service conditions or any requirement for the participants to provide goods or services in order to vest in the Sponsor Earnout Shares. Accordingly, we determined that the Sponsor Earnout Shares are not within the scope of ASC 718. The accounting for the Sponsor Earnout Shares was evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity”, and ASC Subtopic 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, to determine if the Sponsor Earnout Shares should be classified as a liability or within equity. As part of the analysis, it was determined that the Sponsor Earnout Shares subject to vesting are freestanding from other shares of Combined Company Common Stock held by the Sponsor and do not meet the criteria in ASC 815-40 to be considered indexed to the Combined Company Common Stock, due to the settlement provisions including a change in control component which could impact the number of the Sponsor Earnout Shares are ultimately settled for, which is not an input to a fixed-for-fixed option pricing model. As a result, the Sponsor Earnout Shares will be classified as a liability. Subsequent changes in the fair value of the Sponsor Earnout shares will be reflected in the consolidated statements of operations.

Upon the occurrence of a change in control, any remaining unvested Sponsor Earnout Shares become vested. Unvested Sponsor Earnout Shares will be forfeited if vesting does not occur prior to the eighth anniversary of the Closing Date. The Company assesses the fair value of expected earnout consideration at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. The Company did not perform a fair valuation of expected earnout consideration using the Monte Carlo method as of December 31, 2025, as the Company determined that change in fair value is deemed immaterial to the fair value of earnout consideration. As at December 31, 2025, and 2024, the fair value of Sponsor Earnout Shares amounted to $4,700 and $532,700, respectively.

The Sponsor Earnout Shares were valued using the following assumptions under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option at the earliest possible date:

	March 31, 2025	December 31, 2024
Market price of public stock	$4.71	35.8
Expected term (years)	7.27 years	7.52 years
Volatility	75.00%	65.00%
Risk-free interest rate	4.10%	4.50%
Dividend rate	0.00%	0.00%